Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

C13  Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. A reconciliation of the carrying amount of these items from the beginning of the year to the end of the year is as follows:

	2018 £m			2017 £m
	Group			Group
	occupied	Tangible		occupied	Tangible
	property	assets	Total	property	assets	Total
At 1 January
Cost	367	1,041	1,408	439	1,077	1,516
Accumulated depreciation	(72)	(547)	(619)	(88)	(685)	(773)
Net book amount	295	494	789	351	392	743
Year ended 31 December
Opening net book amount	295	494	789	351	392	743
Exchange differences	13	10	23	(8)	(14)	(22)
Depreciation and impairment charge	(10)	(127)	(137)	(22)	(94)	(116)
Additions	35	254	289	17	117	134
Arising on acquisitions of subsidiaries	4	518	522	—	178	178
Disposals and transfers	(8)	(69)	(77)	(43)	(85)	(128)
Closing net book amount	329	1,080	1,409	295	494	789
At 31 December
Cost	412	1,641	2,053	367	1,041	1,408
Accumulated depreciation	(83)	(561)	(644)	(72)	(547)	(619)
Net book amount	329	1,080	1,409	295	494	789

Tangible assets

Of the £1,080 million (31 December 2017: £494 million) of tangible assets, £856 million (31 December 2017: £360 million) were held by the Group’s with-profits businesses, primarily by the consolidated subsidiaries for venture fund and other investment purposes of the UK with-profits fund.

Capital expenditure: property, plant and equipment by segment

The capital expenditure of £254 million (2017: £117 million) arose as follows: £52 million (2017: £55 million) in Asia, £14 million (2017: £19 million) in US and £187 million (2017: £41 million) in UK and Europe with the remaining balance of £1 million (2017: £2 million) arising from unallocated corporate expenditure.